Common Stock	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 9 – Common Stock

Capital Stock

At March 31, 2016 and June 30, 2015, Aytu had 22,446,481 and 14,259,681 common shares outstanding, respectively and no preferred shares outstanding at either March 31, 2016 or June 30, 2015. The Company has  300 million shares of common stock authorized with a par value of $0.0001 per share and 50 million shares of preferred stock authorized with a par value of $0.0001 per share.

The Board of the Company had proposed the reverse stock split in an effort to decrease the number of shares of common stock outstanding and increase the market price of its shares. The Board is also seeking to reduce certain administrative burdens and costs relating to the large number of shares that are currently issued and outstanding. The Board is asking its stockholders to approve a reverse split of the common stock and grant to the Board the authority to set the ratio for the reverse split in the range of 1-for-4 and 1-for-12 or not to complete the reverse stock split, as determined in the discretion of the Board at any time before November 24, 2016. The Board believes that the reverse stock split will enhance the Company’s ability to obtain an initial listing on a national securities exchange. This proposal will be voted on by the Company’s shareholders at the annual shareholders meeting on May 24, 2016.

The Board of Directors has approved and recommended a proposal to amend the Company’s Certificate of Incorporation, to reduce the authorized shares of common stock from 300,000,000 to 100,000,000 and preferred stock from 50,000,000 to 10,000,000. This decrease will result in a large tax savings for the Company. This proposal will be voted on by the Company’s shareholders at the annual shareholders meeting on May 24, 2016.

Note 6 – Common Stock

Capital Stock

At June 30, 2015 and 2014, Aytu had 300 million shares of common stock authorized with a par value of $0.0001 per share and 50 million shares of preferred stock authorized with a par value of $0.0001 per share.